Condensed Statements of Changes in Shareholders’ Equity - ILS (₪) ₪ in Thousands	Share capital and premium	Capital reserve in respect of share-based payment	Accumulated deficit	Total
Balance at Dec. 31, 2021	₪ 80,440	₪ 8,425	₪ (76,813)	₪ 12,052
Share-based payment to employees		545		545
Share-based payment to service provider		1,056		1,056
Partial exercise of over-allotment option into warrants		(158)		(158)
Net proceed allocated to ADS and ADS to be issued through initial public offering	32,268			32,268
Comprehensive loss for the period			(11,900)	(11,900)
Balance at Jun. 30, 2022	112,708	9,868	(88,713)	33,863
Balance at Dec. 31, 2021	80,440	8,425	(76,813)	12,052
Share-based payment to employees		1,157		1,157
Share-based payment to service provider		1,056		1,056
Partial exercise of over-allotment option into warrants		(158)		(158)
Expiration of over-allotment option	435	(435)
Net proceed allocated to ADS and prefunded warrants through initial public offering	32,268			32,268
Issuance of ADS through private placement transaction	5,141			5,141
Comprehensive loss for the period			(24,962)	(24,962)
Balance at Dec. 31, 2022	118,284	10,045	(101,775)	26,554
Share-based payment to employees		478		478
Net amount allocated to ADS issued as Commitment Shares in transaction of equity line	87			87
Issuance of ADS resulted from partial exercise of Commitment Amount under equity line	188			188
Comprehensive loss for the period			(17,753)	(17,753)
Balance at Jun. 30, 2023	₪ 118,559	₪ 10,523	₪ (119,528)	₪ 9,554